Personnel expenses	12 Months Ended
Dec. 31, 2023
Personnel Expenses [Line Items]
Disclosure Of Employee Benefits Explanatory
Note 7

Personnel expenses

For the year ended
USD m 31.12.23 31.12.22 31.12.21
Salaries
1
10,997 7,045 7,339
Variable compensation
2
9,845 7,954 8,280
of which: performance awards 3,986 3,205 3,190
of which: financial advisors
3
4,549 4,508 4,860
of which: other 1,310 241 229
Contractors 334 323 381
Social security 1,473 944 978
Post-employment benefit plans
4
1,361 794 833
of which: defined benefit plans 847 437 470
of which: defined contribution plans 514 357 363
Other personnel expenses 890 621 576
Total personnel expenses 24,899 17,680 18,387
1 Includes role-based

allowances.

2 Refer to Note

28 for more

information.

3 Consists of

cash and deferred

compensation awards

and is based

on compensable

revenues and firm

tenure using

a formulaic
approach. It also

includes expenses

related to compensation

commitments with

financial advisors

entered into

at the time

of recruitment

that are subject

to vesting requirements.

4 Refer to

Note 27 for

more
information. Includes curtailment gains

of USD
29
m for the year ended

31 December 2023 (for

the year ended 31

December 2022: USD
20
m; for the year

ended 31 December 2021:

USD
80 m), which represent a
reduction in the defined benefit obligation related to the Swiss pension plans resulting from a decrease in headcount following restructuring activities.
Personnel expenses increased

by USD
7,219
m to

USD
24,899
m, mainly

due to

the consolidation of

Credit Suisse expenses
of

USD
6,330
m,

and

included

integration-related

expenses

of

USD
2,192
m

covering

post-employment

benefit

plans,
awards granted

to employees

to support retention

and operational

stability,

severance expenses,

and the

alignment of
Credit Suisse processes to the UBS variable

compensation framework.